Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
NOTE 16. LEASES

This Note provides information for leases where the Grupo is the lessee:

(i)	Amounts recognized in the Statement of Financial Position:

12.31.19
Right-of-use asset (1)	3,681,146
Real estate	3,681,146
Lease Liabilities (2)	3,768,154
(1)	Recorded in the Property, Plant and Equipment item, for right of use of real property, see Note 17.
(2)	Recorded in the item Other Financial Liabilities, see Note 25.
In the previous year, the Grupo only recognized lease assets and liabilities in relation to leases that were classified as “finance leases” according to IAS 17 Leases. The Assets were presented in the item Property, Plant and Equipment, and the liabilities in the item Other
Non-financial
Liabilities. For the adjustments recognized in the adoption of IFRS 16 on January 1, 2019, refer to Note 1.1.(d).
Additions to the
right-of-use
assets during the 2019 financial year were Ps.184,634.
The maturity of lease liabilities is disclosed in Note 45.

(ii)	Amounts recognized in the Statement of Income:

12.31.19
Charge for depreciation of right-of-use assets (1)(2)	964,519
Interest Expenses (3)	375,449
Expenses related to short-term leases (4)	24,298
Expenses related to low-value assets leases (4)	75,447
Sublease Income (5)	1,576
(1)	Depreciation for right of use of Real Property.
(2)	Recorded in the item Depreciation and Impairment of assets, see Note 39.
(3)	Recorded in the item Other Operating Expenses, Lease Interest, see Note 40.
(4)	Recorded in the item Administrative Expenses, see Note 38.
(5)	Recorded in the item Other Operating Income, see Note 34.
The evolution of right-of-use assets and lease liabilities during the year 2019 is as follows:

Right-of-use assets	2019
Balances at the beginning of the year	—
Adjustment on adoption of IFRS 16	4,461,031

Adjusted balances at the beginning of the period	4,461,031
Additions	184,634
Depreciation of the year	(964,519)

Balances at the end of the year	3,681,146

Lease liabilities	2019
Balances at the beginning of the year	—
Adjustment on adoption of IFRS 16	4,461,031

Adjusted balances at the beginning of the period	4,461,031
New contracts	184,634
Lease payments	(1,000,344)
Leases financial cost	375,449
Translation differences and inflation adjustment	(252,616)

Balances at the end of the year	3,768,154

The total cash flows related to leases was Ps.1,000,344.